GUARANTOR SUBSIDIARIES - Condensed Consolidating Statement of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	4 Months Ended					9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Dec. 28, 2012 Successor [Member]	Dec. 28, 2012 Successor [Member] Parent Company (Guarantor)	Dec. 28, 2012 Successor [Member] Subsidiary Issuer	Dec. 28, 2012 Successor [Member] Guarantor Subsidiaries	Dec. 28, 2012 Successor [Member] Consolidating Adjustments	Sep. 07, 2012 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Sep. 07, 2012 Predecessor [Member] Parent Company (Guarantor)	Dec. 30, 2011 Predecessor [Member] Parent Company (Guarantor)	Dec. 31, 2010 Predecessor [Member] Parent Company (Guarantor)	Sep. 07, 2012 Predecessor [Member] Subsidiary Issuer	Dec. 30, 2011 Predecessor [Member] Subsidiary Issuer	Dec. 31, 2010 Predecessor [Member] Subsidiary Issuer	Sep. 07, 2012 Predecessor [Member] Guarantor Subsidiaries	Dec. 30, 2011 Predecessor [Member] Guarantor Subsidiaries	Dec. 31, 2010 Predecessor [Member] Guarantor Subsidiaries	Sep. 07, 2012 Predecessor [Member] Consolidating Adjustments	Dec. 30, 2011 Predecessor [Member] Consolidating Adjustments	Dec. 31, 2010 Predecessor [Member] Consolidating Adjustments
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Net cash provided by (used in) operating activities	$ 4,350	$ (24,005)	$ 25,998	$ 2,357	$ 0	$ 24,954	$ 72,868	$ 60,760	$ 0	$ 0	$ 0	$ 24,917	$ 72,944	$ 60,882	$ 37	$ (76)	$ (122)	$ 0	$ 0	$ 0
Cash Flows from Investing Activities:
Acquisition of Interline Brands, Inc.	(825,717)	(825,717)	0	0	0	0	0	0
Purchases of property and equipment, net	(5,748)	0	(5,748)	0	0	(11,966)	(19,371)	(17,729)	0	0	0	(11,966)	(19,371)	(17,729)	0	0	0	0	0	0
Purchase of short-term investments	0					0	0	(2,955)			0			(2,955)			0			0
Proceeds from sales and maturities of short-term investments	0					0	100	4,334		0	0		100	4,334		0	0		0	0
Purchase of businesses, net of cash acquired	(82,500)	0	(82,500)	0	0	(3,278)	(9,695)	(54,781)		0	0		(9,695)	(54,781)		0	0		0	0
Dividends received from subsidiary issuer	0	162,262	0	0	(162,262)	0	0		1,450	26,178		0	0		0	0		(1,450)	(26,178)
Other						(3,278)	0	0	0	0	0	(3,278)	(52)	(131)	0	0	0	0	52	131
Net cash provided by (used in) investing activities	(913,965)	(663,455)	(88,248)	0	(162,262)	(15,244)	(28,966)	(71,131)	1,450	26,178	0	(15,244)	(29,018)	(71,262)	0	0	0	(1,450)	(26,126)	131
Cash Flows from Financing Activities:
Proceeds from equity contributions, net	350,886	350,886	0	0	0	0	0	0
Increase (decrease) in purchase card payable, net	1,289	0	1,289	0	0	(3,840)	5,536	(3,471)	0	0	0	(3,840)	5,536	(3,471)	0	0	0	0	0	0
Repayment of debt and capital lease obligations							(645)	(156,167)		0	0		(645)	(156,167)		0	0		0	0
Repayment of 8 1/8% senior subordinated notes	0					0	(13,358)	(137,323)		0	0		(13,358)	(137,323)		0	0		0	0
Proceeds from issuance of HoldCo Notes	365,000	365,000	0	0	0	0	0	0
Proceeds from ABL Facility	217,500	0	217,500	0	0	0	0	0
Repayments on ABL Facility	(90,000)	0	(90,000)	0	0	0	0	0
Payment of tender premiums and expenses	0					0	0	(6,338)			0			(6,338)			0			0
Proceeds from issuance of OpCo Notes	0					0	0	300,000			0			300,000			0			0
Payment of debt issuance costs	(26,353)	(16,701)	(9,652)	0	0	(355)	(29)	(10,378)	0	0	0	(355)	(29)	(10,378)	0	0	0	0	0	0
Payments on capital lease obligations	(193)	0	(193)	0	0	(456)	(645)	(352)	0			(456)			0			0
Proceeds from issuance of common stock	1,454	1,454	0	0	0	0	0	0
Purchases of treasury stock	0					(1,450)	(26,178)	(97)	(1,450)	(26,178)		0	0		0	0		0	0
Dividends paid to parent company	0	0	(162,262)	0	162,262	0	0		0	0		(1,450)	(26,178)		0	0		1,450	26,178
Intercompany activity	0	(11,724)	11,909	(185)	0
Other						6,761	959	11,661	0	0	0	6,761	959	11,661	0	52	131	0	(52)	(131)
Net cash provided by (used in) financing activities	819,583	688,915	(31,409)	(185)	162,262	660	(33,715)	(2,016)	(1,450)	(26,178)	0	660	(33,715)	(2,016)	0	52	131	1,450	26,126	(131)
Effect of exchange rate changes on cash and cash equivalents	(65)	0	(65)	0	0	133	(69)	145	0	0	0	133	(69)	145	0	0	0	0	0	0
Net (decrease) increase in cash and cash equivalents	(90,097)	1,455	(93,724)	2,172	0	10,503	10,118	(12,242)	0	0	0	10,466	10,142	(12,251)	37	(24)	9	0	0	0
Cash and cash equivalents at beginning of period	107,602	0	107,527	75	0	97,099	86,981	99,223	0	0	0	97,061	86,919	99,170	38	62	53	0	0	0
Cash and cash equivalents at end of period	$ 17,505	$ 1,455	$ 13,803	$ 2,247	$ 0	$ 107,602	$ 97,099	$ 86,981	$ 0	$ 0	$ 0	$ 107,527	$ 97,061	$ 86,919	$ 75	$ 38	$ 62	$ 0	$ 0	$ 0